Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	usell.com, Inc.
Entity Central Index Key	0001271075
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Document Period End Date	Mar. 31, 2014
Amendment Description	The registrant hereby amends this registration statement on such date or date(s) as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.